Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13 - Commitments and Contingencies

The Company is, and from time to time may be, subject to various claims and legal proceedings which arise in the ordinary course of business. In the opinion of management, there are no legal matters that are likely to have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows. The Company has insurance coverage with a Federal Insurance Company covering employment practices and other fiduciary liabilities on employees.